CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising and marketing revenues
Third parties	$ 780,545	$ 428,275	$ 207,657
Total advertising and marketing revenues	996,745	570,982	402,415
Value-added services revenues	153,309	84,818	75,476
Total revenues	1,150,054	655,800	477,891
Costs and Expenses
Cost of revenues	231,255	171,231	141,960
Sales and marketing	275,537	148,283	126,059
Product development	193,393	154,088	143,444
General and administrative	42,315	41,218	28,925
Total costs and expenses	742,500	514,820	440,388
Income from operations	407,554	140,980	37,503
Income (loss) from equity method investments	1,030	(130)	(6)
Realized gain from investments	14	534	944
Investment related impairment	(4,747)	(40,161)	(8,005)
Interest and other income, net	13,260	8,757	6,344
Income before income tax expenses	417,111	109,980	36,780
Provision of income taxes	66,746	4,316	2,591
Net income	350,365	105,664	34,189
Less: Net loss attributable to non-controlling interests	(2,225)	(2,363)	(556)
Net income attributable to Weibo	352,590	108,027	34,745
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2015, 2016 and 2017, respectively)	37,822	(18,898)	(7,874)
Available-for-Sale securities
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)	(995)	(2,557)	(198)
Reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)		4,822
Net change, net of tax	(995)	2,265	(198)
Total comprehensive income	387,192	89,031	26,117
Less: Comprehensive loss attributable to non-controlling interests	(1,926)	(2,637)	(829)
Comprehensive income attributable to Weibo	$ 389,118	$ 91,668	$ 26,946
Shares used in computing net income per share attributable to Weibo:
Basic (in shares)	220,555	214,745	208,163
Diluted (in shares)	225,363	222,859	217,918
Income per share:
Basic (in dollars per share)	$ 1.60	$ 0.50	$ 0.17
Diluted (in dollars per share)	$ 1.56	$ 0.48	$ 0.16
Alibaba
Advertising and marketing revenues
Related party	$ 84,688	$ 57,908	$ 143,650
SINA and other related parties
Advertising and marketing revenues
Related party	$ 131,512	$ 84,799	$ 51,108